Business Acquisition (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Business Combinations [Abstract]
Schedule of purchase consideration under business acquisition
Purchase consideration
Share considerations	$6,143,326
Cash considerations	2,309,000
Promissory notes issued	1,887,277
TOTAL	$10,339,603

Assets acquired:
Cash	$260,842
Amounts receivable	253,697
Prepaid expenses	44,552
Inventory	498,680
Property and equipment	1,951,696
Brand	247,000
Licenses	7,925,000
Liabilities assumed:
Trade payable and accrued liabilities	(367,385)
Loans payable	(250,000)
Deferred tax liability	(2,860,200)

Net assets acquired	7,703,882
Goodwill	2,635,721
TOTAL	$10,339,603

Purchase consideration
Share considerations, net of transaction costs	$6,143,326
Cash considerations	2,309,000
Promissory notes issued	1,887,277
TOTAL	$10,339,603

Assets acquired:
Cash	$260,842
Amounts receivable	253,697
Prepaid expenses	44,552
Inventory	498,680
Property and equipment	1,951,696
Brand	247,000
Licenses	7,925,000
Liabilities assumed:
Trade payable and accrued liabilities	(367,385)
Loans payable	(250,000)
Deferred tax liability	(2,860,200)

Net identifiable assets acquired	7,703,882
Goodwill	2,635,721
TOTAL	$10,339,603